Prospectus Supplement

American Century Capital Portfolios, Inc.
Equity Income Fund ■ Large Company Value Fund
Real Estate Fund ■ Value Fund

Supplement dated January 14, 2009 ■ Prospectuses dated August 1, 2008

American Century International Bond Funds
International Bond Fund

Supplement dated January 14, 2009 ■ Prospectus dated November 1, 2008

American Century Investment Trust
Core Plus Fund ■ Diversified Bond Fund ■ High-Yield Fund
American Century-Mason Street High-Yield Bond Fund ■ Inflation Protection Bond Fund
American Century-Mason Street Select Bond Fund ■ Short Duration Fund

Supplement Dated January 14, 2009 ■ Prospectuses dated August 1, 2008

American Century Mutual Funds, Inc.
Capital Growth Fund ■ Focused Growth Fund ■ Fundamental Equity Fund ■ Heritage Fund
New Opportunities II Fund ■American Century-Mason Street Mid Cap Growth Fund
Select Fund ■ American Century-Mason Street Small Cap Growth Fund ■ Ultra® Fund

Supplement dated January 14, 2009 ■ Prospectuses dated March 1, 2008

American Century Quantitative Equity Funds, Inc.
Disciplined Growth Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Income & Growth Fund
International Core Equity Fund ■ Long-Short Market Neutral Fund

Supplement dated January 14, 2009 ■ Prospectuses dated November 1, 2008

American Century Strategic Asset Allocations, Inc.
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund

Supplement dated January 14, 2009 ■ Prospectus dated April 1, 2008

American Century World Mutual Funds, Inc.
Emerging Markets Fund ■ Global Growth Fund ■ International Growth Fund
International Value Fund

Supplement dated January 14, 2009 ■ Prospectuses dated April 1, 2008

Effective March 1, 2009, the funds are modifying applicable policies related to (1) waivers of A Class initial sales charges for purchases through certain employer sponsored retirement plans; and (2) availability of R Class shares, as summarized below.

Waivers of A Class Sales Charges for Purchases through Certain Employer Sponsored Retirement Plans. The funds will no longer waive the initial sales charge for purchases of A Class shares through SEP IRAs, SIMPLE IRAs or SARSEPs. However, shareholders with accounts in A Class shares through a SEP IRA, SIMPLE IRA or SARSEP prior to March 1, 2009 and that previously received initial sales charge waivers, may make additional purchases in such accounts without the initial sales charge.

R Class Availability. R Class shares will no longer be available for investment in these types of accounts: SEP IRAs, SIMPLE IRAs or SARSEPs. However, shareholders with accounts in R Class shares through SEP IRAs, SIMPLE IRAs or SARSEPs established prior to March 1, 2009 may make additional purchases.

American Century Investment Services, Inc., Distributor
©2009 American Century Proprietary Holdings, Inc. All rights reserved.

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